Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2023 to June 30, 2024 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2023	444,620	$21,239

Granted	135,690	-

Accrual related to the fair value of the PSUs outstanding	-	5,855

Foreign exchange adjustment	-	13

Paid	(191,980)	(16,675)

At March 31, 2023	388,330	$10,432

Accrual related to the fair value of the PSUs outstanding	-	2,645

Foreign exchange adjustment	-	185

Forfeited	(1,280)	(21)

At June 30, 2023	387,050	$13,241

Accrual related to the fair value of the PSUs outstanding	-	8,170

Foreign exchange adjustment	-	59

Forfeited	(14,590)	(344)

At December 31, 2023	372,460	$21,126

Granted	135,220	-

Accrual related to the fair value of the PSUs outstanding	-	(317)

Foreign exchange adjustment	-	(428)

Paid	(126,590)	(11,129)

At March 31, 2024	381,090	$9,252

Accrual related to the fair value of the PSUs outstanding	-	4,635

Foreign exchange adjustment	-	(79)

Forfeited	(2,120)	(49)

At June 30, 2024	378,970	$13,759

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at June 30, 2024 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Jun 30, 2024	PSU Liability at Jun 30, 2024
2022	2025	118,240	$55.30	162%	76%	$8,099
2023	2026	125,510	$54.50	168%	43%	4,937
2024	2027	135,220	$54.27	108%	9%	723

		378,970				$13,759